Intangible assets - Other intangible assets - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets other than goodwill [abstract]
Impairment losses	€ 75	€ 65	€ 142